Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Net sales	$ 24,669	$ 24,412	$ 24,222
Costs and expenses:
Cost of sales	14,717	14,644	14,665
Selling, general and administrative expenses	5,648	5,436	5,328
Goodwill impairment	528	592	19
Other deductions, net	362	401	356
Interest expense, net of interest income: 2011, $23; 2012, $17; 2013, $16	218	224	223
Earnings from continuing operations before income taxes	3,196	3,115	3,631
Income taxes	1,130	1,091	1,127
Earnings from continuing operations	2,066	2,024	2,504
Discontinued operations, net of tax: 2011, $30	0	0	26
Net earnings	2,066	2,024	2,530
Less: Noncontrolling interests in earnings of subsidiaries	62	56	50
Net earnings common stockholders	2,004	1,968	2,480
Earnings common stockholders:
Earnings from continuing operations	2,004	1,968	2,454
Discontinued operations, net of tax	0	0	26
Net earnings common stockholders	$ 2,004	$ 1,968	$ 2,480
Basic earnings per share common stockholders:
Earnings from continuing operations	$ 2.78	$ 2.68	$ 3.26
Discontinued operations	$ 0.00	$ 0.00	$ 0.03
Basic earnings per common share	$ 2.78	$ 2.68	$ 3.29
Diluted earnings per share common stockholders:
Earnings from continuing operations	$ 2.76	$ 2.67	$ 3.24
Discontinued operations	$ 0.00	$ 0.00	$ 0.03
Diluted earnings per common share	$ 2.76	$ 2.67	$ 3.27